Related Party Transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Sales of goods	€ 1,488	€ 654
Interest expenses	2,827	3,551	€ 9,365	€ 3,858	€ 1,185
Proceeds of shareholder loan	46,538	49,299	76,437	85,712	27,238
Repayments of shareholder loan			108,286	43,104	37,606
Borrowings	35,343		14,166	46,015
Other current liabilities	50,048		26,677	5,059
Meritz Securities Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Interest expenses	2,209
Proceeds of shareholder loan	46,538
Borrowings	23,782
Other current liabilities	46,485		23,519
Fosun International Limited [member]
Disclosure of transactions between related parties [line items]
Interest expenses		3,169	8,355	3,754	1,185
Proceeds of shareholder loan		44,472	66,531	79,684	27,238
Repayments of shareholder loan			106,418	42,642	34,392
Other current assets	257		263
Borrowings				39,887
Other current liabilities	13		26	4,514
Shanghai Fosun High Technology (Group) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Interest expenses	517	284	762	79
Proceeds of shareholder loan		2,782	5,853	4,510
Repayments of shareholder loan			177	385	€ 3,214
Borrowings	9,765		10,363	4,687
Other current liabilities	1,637		1,216	542
Consulting expenses				263
Payments on behalf of the Group			139	147
Shanghai Fosun High Technology Group Finance Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Interest expenses	101	98	248	25
Proceeds of shareholder loan		2,045	4,053	1,518
Repayments of shareholder loan	2,007	169	1,691	77
Borrowings	1,796		3,803	1,441
Other current liabilities	3		8	3
Shanghai Fosun Bund Property Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Rental expenses	603	606	1,201	€ 371
Other current liabilities	1,322		770
Baozun Hong Kong Investment Limited [Member]
Disclosure of transactions between related parties [line items]
Other service expenses	772	772
Other current liabilities	588		1,138
Handsome Corporation [Member]
Disclosure of transactions between related parties [line items]
Sales of goods	871	€ 654
Itochu Corporation [Member]
Disclosure of transactions between related parties [line items]
Sales of goods	617
Purchase of trademarks	26,672
Royalty received in advance	4,731
Trade receivables	617
Other non-current liabilities	€ 4,731
Previously stated [member]
Disclosure of transactions between related parties [line items]
Other current liabilities			€ 2,020